STARBOARD INVESTMENT TRUST

Goodwood SMID Long/Short Fund

Supplement to the Summary Prospectus
May 14, 2018
This supplement to the Summary Prospectus, dated September 28, 2017, as amended, for the Goodwood SMID Long/Short Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
New Investment Advisory Agreement and Sub-Advisory Agreement
This supplement is to notify shareholders, prospective investors, and other interested parties that, at a meeting of the Trust held on April 20, 2018, the Board approved a new Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Crow Point Partners, LLC ("Crow Point") and (ii) a new investment sub-advisory agreement (the "Sub-Advisory Agreement"; together with the Advisory Agreement, the "Agreements") with Cold Creek Capital Inc. ("Cold Creek").  The Agreements were then approved by a majority of the Fund's shareholders by written consent. Therefore, effective May 14, 2018, Crow Point has replaced the Fund's current investment adviser, Goodwood Advisors, LLC, and Cold Creek has begun serving as the Fund's sub-adviser.
Investors will receive an information statement providing more information about the Agreements, Crow Point, and Cold Creek in the near future.  All references in "Principal Investment Strategies" to the Advisor should be read to refer to Cold Creek. Upon the change in investment adviser, the management fee is also being lowered to 0.84% and the expense cap to 1.35%.
Name Change
Also effective May 14, 2018, the name of the Fund is changed to "Crow Point Growth Fund." All references in the Summary Prospectus to the "Goodwood SMID Long/Short Fund" should be read to refer to the new name.
Management Of The Fund's Portfolio
The section of the Summary Prospectus entitled "Management of the Fund's Portfolio" is hereby replaced in its entirety with the following:
The Fund's investment advisor is Crow Point Partners, LLC (the "Advisor").  The Fund's portfolio will be managed on a day-to-day basis by Alan Norton, CFA and Thomas Norton, CFA.  Alan Norton and Thomas Norton are both portfolio managers and Managing Directors of the Sub-Advisor. Alan Norton and Thomas Norton have managed the Fund since May 2018.

STARBOARD INVESTMENT TRUST

Goodwood SMID Long/Short Fund

Supplement to the Prospectus and Statement of Additional Information
May 14, 2018
This supplement to the Prospectus and Statement of Additional Information, each dated September 28, 2017, as amended, for the Goodwood SMID Long/Short Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
New Investment Advisory Agreement and Sub-Advisory Agreement
This supplement is to notify shareholders, prospective investors, and other interested parties that, at a meeting of the Trust held on April 20, 2018, the Board approved a new Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Crow Point Partners, LLC ("Crow Point") and (ii) a new investment sub-advisory agreement (the "Sub-Advisory Agreement"; together with the Advisory Agreement, the "Agreements") with Cold Creek Capital Inc. ("Cold Creek").  The Agreements were then approved by a majority of the Fund's shareholders by written consent. Therefore, effective May 14, 2018, Crow Point has replaced the Fund's current investment adviser, Goodwood Advisors, LLC, and Cold Creek has begun serving as the Fund's sub-adviser.
Investors will receive an information statement providing more information about the Agreements, Crow Point, and Cold Creek in the near future.  All references in section "Principal Investment Strategies" in the Prospectus to the Advisor should be read to refer to Cold Creek. Upon the change in investment adviser, the management fee is also being lowered to 0.84% and the expense cap to 1.35%.
Name Change
Also effective May 14, 2018, the name of the Fund is changed to "Crow Point Growth Fund." All references in the Prospectus and Statement of Additional Information to the "Goodwood SMID Long/Short Fund" should be read to refer to the new name.
Management Of The Fund's Portfolio
The section of the Fund's Prospectus entitled "Summary – Management of the Fund's Portfolio" is hereby replaced in its entirety with the following:
The Fund's investment advisor is Crow Point Partners, LLC (the "Advisor").  The Fund's portfolio will be managed on a day-to-day basis by Alan Norton, CFA and Thomas Norton, CFA.  Alan Norton and Thomas Norton are both portfolio managers and Managing Directors of the Sub-Advisor. Alan Norton and Thomas Norton have managed the Fund since May 2018.

Management of the Fund
The section of the Fund's Prospectus entitled "Management of the Fund – Investment Advisor – Portfolio Managers" is hereby replaced in its entirety with the following:
Portfolio Managers.  The Fund's portfolio is managed on a day-to-day basis by Alan Norton, CFA and Thomas Norton, CFA.  Alan Norton and Thomas Norton have managed the Fund since May 2018.
Alan Norton, CFA, has been a portfolio manager and Managing Director of the Sub-Advisor since 2013. He has a BA from Trinity College (Hartford) and an MBA from Babson College.
Thomas Norton, CFA, has been a portfolio manager and Managing Director of the Sub-Advisor since 2013. He has a BA from Dartmouth College and an MBA from University of Massachusetts.
The Fund's Statement of Additional Information provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

Investors Should Retain This Supplement for Future Reference